ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
As of December 31, 2024 and 2023, accounts payable and accrued liabilities consisted of the following:

	2024	2023

	(in thousands)

Funds held for customers	$748,181	$650,946
Trade accounts payable	249,610	206,980
Compensation and benefits	222,470	246,109
Contract liabilities	197,564	183,625
Payment network fees	221,349	244,744
Income taxes	206,917	136,395
Interest	171,220	166,039
Third-party commissions	86,955	92,827
Operating leases	58,036	64,371
Miscellaneous taxes and withholdings	57,883	53,055
Third-party processing fees	36,251	29,593
Unclaimed property	24,328	22,552
Audit and legal	15,575	16,723
Current portion of accrued buyout liability(1)	14,358	13,719
Other	315,462	255,845
	$2,626,159	$2,383,523

(1) The noncurrent portion of accrued buyout liability of $23.5 million and $69.1 million is included in other noncurrent liabilities in the consolidated balance sheets as of December 31, 2024 and 2023, respectively.